Financial Highlights (Tables)	12 Months Ended
Dec. 31, 2018
Financial Highlights [Abstract]
Schedule Of Weighted Average Number Of Units For Each Series

	Years ended December 31,			Date of first issuance
	2018	2017	2016

Series 1	126,667.456	150,460.406	159,980.042	July 23, 2001
Series 2	-	6.797(1)	12.094	April 1, 2010
Series 3	19,980.130	17,465.839	14,762.240	September 1, 2009
Series 4	3,557.837	3,238.290	2,774.133	November 1, 2010
Series 5	342.762	-	-	April 1, 2018

(1) For the eight months ended August 31, 2017, date of full redemption.